WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 49.9%
FHLMC - 11.0%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-6/1/48	$6,657,483	$7,151,635
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/45-5/1/50	1,616,296	1,767,220
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/46-7/1/50	4,597,013	4,858,127
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/48-3/1/50	401,543	444,858
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	2/1/50	66,012	70,921
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	9/1/50-2/1/51	2,271,423	2,346,840
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	11/1/50-4/1/51	1,523,420	1,523,711	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/51-3/1/51	1,496,290	1,495,841
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	3/1/51-4/30/51	800,000	800,672	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	8/1/33-2/1/42	560,502	650,861
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33-3/1/47	13,587,525	14,887,436
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	6,641	7,781
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/43-9/1/48	10,176,740	10,964,553
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	3/1/46-4/1/49	4,022,430	4,454,948
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46	28,981,319	30,923,653

Total FHLMC				82,349,057

FNMA - 29.9%
Federal National Mortgage Association (FNMA)	2.740%	7/1/27	1,926,481	2,066,112
Federal National Mortgage Association (FNMA)	2.500%	6/1/28-3/1/51	7,384,039	7,604,200
Federal National Mortgage Association (FNMA)	3.790%	8/1/28	4,700,000	5,197,604
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	133,543	144,588

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	8.500%	10/1/30	$25,771	$28,916
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	700,000	724,980
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	1,193,529	1,246,895	(c)
Federal National Mortgage Association (FNMA)	1.500%	4/1/36	1,600,000	1,607,349	(b)
Federal National Mortgage Association (FNMA)	3.000%	12/1/36-9/1/50	29,022,992	30,696,062
Federal National Mortgage Association (FNMA)	3.500%	3/1/37-8/1/39	192,381	206,289	(a)
Federal National Mortgage Association (FNMA)	3.500%	12/1/37-3/1/57	40,505,610	43,436,336
Federal National Mortgage Association (FNMA)	5.000%	10/1/41-3/1/50	13,740,613	15,700,237
Federal National Mortgage Association (FNMA)	4.000%	5/1/42-10/1/49	24,853,626	27,131,893
Federal National Mortgage Association (FNMA)	4.500%	10/1/45-1/1/59	32,890,786	36,693,487
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-4/1/51	3,282,284	3,283,274	(a)
Federal National Mortgage Association (FNMA)	2.000%	1/1/51-3/1/51	3,292,210	3,291,824
Federal National Mortgage Association (FNMA)	2.000%	4/1/51	39,770,000	39,698,539	(b)
Federal National Mortgage Association (FNMA)	2.500%	4/1/51	5,700,000	5,849,625	(b)

Total FNMA				224,608,210

GNMA - 9.0%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	15,164	16,513
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	69,579	74,164
Government National Mortgage Association (GNMA)	6.000%	11/15/32	300,585	343,388
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	594,715	690,380
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	953,474	1,004,852

See Notes to Schedule of Investments.

2	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	3.500%	6/15/48-6/15/50	$5,208,456	$5,595,322
Government National Mortgage Association (GNMA)	4.000%	3/15/50	160,249	172,030
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	10,209,786	10,970,329
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-10/20/50	2,464,070	2,646,036
Government National Mortgage Association (GNMA) II	4.000%	6/20/47-8/20/50	14,165,295	15,494,637
Government National Mortgage Association (GNMA) II	4.500%	8/20/47-7/20/50	8,957,197	9,856,810
Government National Mortgage Association (GNMA) II	5.000%	10/20/48-1/20/49	5,186,647	5,686,009
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	2,485,105	2,512,617
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	691,665	716,046
Government National Mortgage Association (GNMA) II	2.000%	4/20/51	7,700,000	7,775,195	(b)
Government National Mortgage Association (GNMA) II	2.500%	4/20/51	1,500,000	1,547,813	(b)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.789%)	1.935%	6/20/60	2,469,793	2,616,141	(c)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.076%)	1.168%	8/20/58	52,140	52,956	(c)

Total GNMA				67,771,238

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $366,389,223)				374,728,505

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 39.8%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	0.709%	1/25/36	175,205	168,963	(c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	0.311%	7/20/46	115,267	91,982	(c)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.829%	8/10/45	4,118,956	1,849,185	(c)(e)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	0.345%	9/29/36	5,696,660	5,360,751	(c)(e)
BANK, 2021-BN32 XA, IO	0.894%	4/15/54	6,110,000	374,468	(c)
Benchmark Mortgage Trust, 2019-B13 A3	2.701%	8/15/57	1,440,000	1,481,537
Benchmark Mortgage Trust, 2020-B16 A4	2.483%	2/15/53	1,450,000	1,470,962
Benchmark Mortgage Trust, 2020-IG3 C	3.289%	9/15/48	2,000,000	1,963,618	(c)(e)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
BHMS Mortgage Trust, 2018-ATLS C (1 mo. USD LIBOR + 1.900%)	2.006%	7/15/35	$2,250,000	$2,244,079	(c)(e)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	6.743%	7/10/21	1,070,000	1,017,540	(c)(e)
BX Trust, 2019-OC11 E	4.075%	12/9/41	2,500,000	2,490,041	(c)(e)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	2,000,843	388,664
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	165,918	173,589
CSMC Trust, 2014-USA C	4.336%	9/15/37	2,500,000	2,449,908	(e)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	7.456%	7/15/32	3,000,000	1,822,948	(c)(e)
CSMC Trust, 2017-RPL3 B3	4.559%	8/1/57	3,249,173	3,435,971	(c)(e)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%, 8.000% floor)	8.000%	12/15/21	7,500,000	7,128,327	(c)(e)(f)
CSWF, 2018-TOP E (1mo. USD LIBOR + 2.250%)	2.356%	8/15/35	1,600,000	1,596,477	(c)(e)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,900,000	299,924	(e)(f)
Deephaven Residential Mortgage Trust, 2020-2 A3	2.856%	5/25/65	3,140,000	3,223,551	(e)
EverBank Mortgage Loan Trust, 2018-1 AX1, IO	0.112%	2/25/48	139,104,180	271,378	(c)(e)
EverBank Mortgage Loan Trust, 2018-1 B4	3.612%	2/25/48	2,488,140	1,736,256	(c)(e)
EverBank Mortgage Loan Trust, 2018-1 B5	3.612%	2/25/48	2,282,690	1,092,288	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1510 X1, IO	0.482%	1/25/34	40,038,802	1,952,120	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.512%	5/25/35	4,369,669	723,373	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	598,128	705,483
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	74,919	83,717
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3027 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.044%	5/15/29	35,166	4,562	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3265 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.140%)	6.034%	1/15/37	39,866	6,967	(c)

See Notes to Schedule of Investments.

4	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3397 GS, IO (-1.000 x 1 mo. USD LIBOR + 7.000%)	6.894%	12/15/37	$434,180	$87,196	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.844%	10/15/41	470,658	75,707	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3960 SJ, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.544%	8/15/40	264,776	12,163	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3966 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.900%)	5.794%	12/15/41	1,415,222	216,095	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4048 IK, IO	3.000%	5/15/27	325,965	18,414
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4077 TO, PO	0.000%	5/15/41	2,303,345	2,129,173
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	1,163,193	61,984
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	3,024,404	324,645
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4134 IM, IO, PAC	3.500%	11/15/42	4,609,950	716,708
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4143 AZ	2.000%	12/15/42	439,293	355,921
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	1,978,190	172,696
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	2,846,077	314,036
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	2,771,855	214,629
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,4203 PS,IO, PAC(-1.000 x 1 mo. USD LIBOR + 6.250%)	6.144%	9/15/42	987,030	132,189	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	7,067,001	7,255,374
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4403 IG, IO	3.500%	7/15/32	1,448,265	66,647
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4700 QI, IO	3.500%	7/15/44	3,978,646	165,366

See Notes to Schedule of Investments.

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WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,4715 JS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.044%	8/15/47	$2,262,085	$471,598	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4759 MI, IO	4.000%	9/15/45	1,672,764	166,462
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,4808 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.094%	7/15/48	2,311,997	496,801	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	746,300	774,346
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4856 IO, IO	5.000%	1/15/49	2,511,190	457,931
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,4882 S, IO,PAC (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.944%	5/15/49	3,683,191	595,767	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,4915 SG, IO(-1.000 x 1 mo. USD LIBOR + 6.050%)	5.941%	9/25/49	7,809,674	1,634,778	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,4921 SN, IO(-1.000 x 1 mo. USD LIBOR + 6.050%)	5.941%	10/25/49	4,612,833	944,217	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4931 DZ	2.500%	11/25/49	3,129,796	3,120,481
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,4962 SP, IO(-1.000 x 1 mo. USD LIBOR + 6.050%)	5.941%	3/25/50	3,589,582	671,067	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4988 AZ	2.000%	7/25/50	5,684,562	4,866,690
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 QI, IO	2.500%	7/25/50	16,882,698	2,211,750
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 IQ, IO	2.500%	7/25/50	3,280,067	430,096
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 IB, IO	2.500%	7/25/50	7,417,072	981,022
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 UI, IO	2.500%	7/25/50	6,197,312	997,107
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	193,756	27,258
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5058 IL, IO	2.500%	1/25/51	2,663,611	425,664

See Notes to Schedule of Investments.

6	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	$793,653	$135,038
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5070 NI, IO	2.000%	2/25/51	5,179,644	683,255
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,444,372	649,538	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	0.148%	9/25/55	9,854,917	1,261,736	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	66,869,575	265,138	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	8,016,931	1,481,097	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	0.000%	8/25/56	17,539,929	2,779,444	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	402,036,110	1,816,801	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	4,900,000	4,991,701	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 312 S1, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.844%	9/15/43	2,153,332	435,833	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	4,879,211	4,490,958
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.283%	2/15/38	454,954	26,903	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	10.859%	3/25/25	3,644,778	3,624,292	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	10.609%	10/25/28	2,384,016	2,794,237	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	10.109%	7/25/29	2,528,390	2,629,669	(c)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2021 Quarterly Report	7

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	3.859%	4/25/43	$3,550,000	$3,587,256	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	11.859%	5/25/43	5,018,455	5,579,386	(c)(e)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	10.359%	1/25/29	4,612,983	5,411,636	(c)(e)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	9.359%	4/25/29	3,756,058	4,211,201	(c)(e)
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	0.798%	6/25/29	20,782,356	1,386,331	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M11 IO, IO	1.770%	1/25/29	7,296,594	828,425	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M16 X1, IO	0.475%	4/25/32	41,706,341	1,466,987	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M24 X1, IO	1.780%	1/25/37	7,421,693	1,107,628	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M31 X2, IO	1.352%	12/25/32	23,520,117	2,437,138	(c)
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	75,462	13,311
Federal National Mortgage Association (FNMA) REMIC, 2009-6 KZ	5.000%	2/25/49	411,825	464,944
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.740%	8/25/39	429,697	478,878	(c)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	1,236,291	1,426,920
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	421,053	76,679
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	6.451%	8/25/40	1,197,780	270,549	(c)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	233,410	261,674
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KI, IO	4.500%	12/25/25	37,503	152
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	11.737%	1/25/38	397,953	525,668	(c)

See Notes to Schedule of Investments.

8	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-14 SL, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	6.441%	12/25/40	$2,739,267	$273,844	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	199,166	218,526
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	276,384	335,865
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.491%	7/25/42	1,822,522	336,704	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-123 BI, IO	3.500%	11/25/32	1,417,668	146,668
Federal National Mortgage Association (FNMA) REMIC, 2012-135 AI, IO	3.000%	12/25/27	1,498,736	84,919
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	3,150,334	195,193
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	260,380	311,302
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	2,125,114	2,442,458
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	2.179%	8/25/44	1,211,244	72,606	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	1.875%	8/25/44	2,259,235	136,440	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	2.094%	8/25/44	1,791,577	108,317	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	9,572,736	1,504,281
Federal National Mortgage Association (FNMA) REMIC, 2018-3 IO, IO	4.000%	2/25/48	7,837,887	1,364,161
Federal National Mortgage Association (FNMA) REMIC, 2019-25 PI, IO	5.000%	5/25/48	1,894,753	373,519
Federal National Mortgage Association (FNMA) REMIC, 2019-33 ZJ	2.750%	7/25/49	2,173,615	2,187,471
Federal National Mortgage Association (FNMA) REMIC, 2019-38 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.932%	7/25/49	8,074,155	1,528,589	(c)
Federal National Mortgage Association (FNMA) REMIC, 2019-44 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.941%	8/25/49	3,541,893	704,532	(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.941%	8/25/49	$3,949,259	$769,059	(c)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 SE, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.941%	8/25/49	16,422,927	3,225,650	(c)
Federal National Mortgage Association (FNMA) REMIC, 2019-54 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.941%	9/25/49	3,664,759	708,497	(c)
Federal National Mortgage Association (FNMA) REMIC, 2019-57 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.891%	10/25/49	2,879,610	520,828	(c)
Federal National Mortgage Association (FNMA) REMIC, 2019-58 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.891%	10/25/49	4,501,474	817,952	(c)
Federal National Mortgage Association (FNMA) REMIC, 2019-59 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.891%	10/25/49	7,626,069	1,388,747	(c)
Federal National Mortgage Association (FNMA) REMIC, 2019-83 QS, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.841%	1/25/50	46,998,073	10,762,042	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-26 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.841%	5/25/50	2,472,965	500,152	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	1,116,610	958,870
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	2,292,509	285,879
Federal National Mortgage Association (FNMA) REMIC, 2020-67 IH, IO	2.000%	9/25/50	2,840,917	375,125
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	191,231	31,158
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	1,363,548	201,007
Federal National Mortgage Association (FNMA) REMIC, 2020-93 LI, IO	2.500%	1/25/51	6,950,234	1,039,943
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	927,569	141,298
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	68,813	11,895

See Notes to Schedule of Investments.

10	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	$86,050	$16,736
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	63,130	12,198
Federal National Mortgage Association (FNMA) STRIPS, 406 2, IO	4.000%	2/25/41	2,578,618	371,608
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	49,192	10,196
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	38,569	6,995
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	398,354	72,272
Federal National Mortgage Association (FNMA) STRIPS, 417 C5, IO	3.500%	2/25/43	4,617,089	555,752
Federal National Mortgage Association (FNMA) STRIPS, 418 C15, IO	3.500%	8/25/43	10,351,226	1,587,480
Government National Mortgage Association (GNMA), 2004-59 FP (1 mo. USD LIBOR + 0.300%)	0.406%	8/16/34	567,622	569,009	(c)
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.094%	10/16/34	577,884	88,498	(c)
Government National Mortgage Association (GNMA), 2007-17 IB, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.139%	4/20/37	3,653,852	643,862	(c)
Government National Mortgage Association (GNMA), 2007-45 QB, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.489%	7/20/37	551,426	113,133	(c)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. USD LIBOR + 1.150%)	1.261%	11/20/59	487,679	491,822	(c)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.994%	11/16/34	1,335,194	180,833	(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.369%	4/20/40	6,980	1,507	(c)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	514,484	540,811

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.894%	5/16/40	$423,370	$72,741	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.539%	1/20/40	10,164	797	(c)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	0.795%	2/20/60	1,785,655	1,795,237	(c)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	80,109	4,248
Government National Mortgage Association (GNMA), 2011-79 KS, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	5.289%	5/20/41	1,575,279	284,294	(c)
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	1,286,941	1,456,527
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	4,898,739	6,021	(c)
Government National Mortgage Association (GNMA), 2011-146 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.994%	11/16/41	1,285,413	277,923	(c)
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.539%	2/20/41	713,728	96,152	(c)
Government National Mortgage Association (GNMA), 2012-70 IO, IO	0.165%	8/16/52	10,244,051	46,582	(c)
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	3,922,895	277,149
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.792%	9/16/51	5,871,644	166,617	(c)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.163%	2/16/46	5,746,470	202,143	(c)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	1,328,381	295,112
Government National Mortgage Association (GNMA), 2014-16 IO, IO	0.482%	6/16/55	5,185,448	106,538	(c)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.662%	9/16/55	1,860,575	68,922	(c)
Government National Mortgage Association (GNMA), 2014-60 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.994%	4/16/44	3,830,864	751,330	(c)

See Notes to Schedule of Investments.

12	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2014-91 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	5.494%	6/16/44	$1,536,523	$312,975	(c)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC (-1.000 x 1 mo. USD LIBOR + 5.600%)	5.489%	8/20/44	4,457,086	815,569	(c)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.089%	8/20/44	806,691	181,063	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	3,352,950	525,937
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.939%	4/20/46	2,599,010	524,052	(c)
Government National Mortgage Association (GNMA), 2016-87 IO, IO	0.951%	8/16/58	5,681,605	295,916	(c)
Government National Mortgage Association (GNMA), 2016-156 PB	2.000%	11/20/46	5,417,124	5,219,919
Government National Mortgage Association (GNMA), 2017-19 SE, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.044%	2/16/47	3,782,604	784,033	(c)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.645%	10/16/58	12,969,954	658,312	(c)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	6,128,853	1,183,852
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.699%	7/16/58	1,438,752	68,567	(c)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.597%	3/16/60	4,968,866	246,389	(c)
Government National Mortgage Association (GNMA), 2018-8 S, IO (-1.000 x 1 mo. USD LIBOR + 3.500%)	2.500%	1/20/48	19,473,161	1,252,512	(c)
Government National Mortgage Association (GNMA), 2018-125 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.139%	9/20/48	3,157,400	501,709	(c)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.089%	10/20/48	5,641,033	885,858	(c)
Government National Mortgage Association (GNMA), 2019-1 LS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.939%	1/20/49	6,919,651	1,236,463	(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	$1,105,169	$1,142,122
Government National Mortgage Association (GNMA), 2019-85 LS, IO (-1.000 x 1 mo. USD LIBOR + 3.290%)	3.179%	7/20/49	30,893,186	2,534,554	(c)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	436,880	449,130
Government National Mortgage Association (GNMA), 2020-33 SD, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.039%	7/20/47	1,548,015	314,842	(c)
Government National Mortgage Association (GNMA), 2020-36 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.989%	3/20/50	8,316,926	1,759,907	(c)
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	754,358	117,602
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	282,568	44,621
Government National Mortgage Association (GNMA), 2020-61 CI, IO	4.000%	3/20/50	2,456,332	285,083
Government National Mortgage Association (GNMA), 2020-85 CI, IO	3.500%	4/20/50	2,334,044	316,270
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.875%	5/16/60	2,757,060	214,344	(c)
Government National Mortgage Association (GNMA), 2020-116 GI, IO	2.500%	8/20/50	8,840,012	1,284,852
Government National Mortgage Association (GNMA), 2020-122 IM, IO	2.500%	8/20/50	3,038,435	435,363
Government National Mortgage Association (GNMA), 2020-123 EI, IO	2.500%	8/20/50	6,210,059	861,993
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	196,570	28,810
Government National Mortgage Association (GNMA), 2020-160 QI, IO	2.500%	10/20/50	5,496,475	1,060,674
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	295,088	46,358
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	791,178	122,475
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	1,581,836	185,786
Government National Mortgage Association (GNMA), 2020-191 IX, IO	2.500%	12/20/50	4,472,586	874,445

See Notes to Schedule of Investments.

14	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2020-H02 FG (1 mo. USD LIBOR + 0.600%)	0.720%	1/20/70	$3,320,350	$3,362,913	(c)
Government National Mortgage Association (GNMA), 2020-H08 BI, IO	1.774%	4/1/70	12,711,107	645,737	(c)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.261%	5/20/70	2,588,281	2,725,143	(c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.611%	7/20/70	98,750	100,070	(c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.561%	7/20/70	790,850	800,237	(c)
Government National Mortgage Association (GNMA), 2021-7 TI, IO	2.500%	1/16/51	5,268,887	960,810
Government National Mortgage Association (GNMA), 2021-15 TQ, IO (-1.000 x 1 mo. USD LIBOR + 6.300%)	1.300%	12/20/50	27,570,617	2,047,201	(c)
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	499,043	100,330	(a)
GS Mortgage Securities Corp. II, 2018-SRP5 D (1 mo. USD LIBOR + 6.000%)	6.106%	9/15/31	5,000,000	747,460	(c)(e)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	175,241	61,334
GS Mortgage Securities Trust, 2015-GC34 D	2.979%	10/10/48	2,500,000	2,010,582
GS Mortgage Securities Trust, 2019-GC39 XA, IO	1.138%	5/10/52	44,961,472	3,032,710	(c)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	0.509%	4/25/36	1,417,228	1,276,914	(c)(e)
Impac CMB Trust, 2004-10 3A1 (1 mo. USD LIBOR + 0.700%)	0.809%	3/25/35	233,349	231,937	(c)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.609%	5/25/37	337,487	340,938	(c)(e)
Impac Secured Assets Corp., 2004-4 M5 (1 mo. USD LIBOR + 1.650%)	1.759%	2/25/35	2,097,479	1,792,678	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 B	3.985%	10/15/50	420,000	456,240
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.897%	2/12/49	772,918	379,554	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.336%	2/15/51	56,721	52,536	(c)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2021 Quarterly Report	15

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 D (1 mo. USD LIBOR + 4.250%)	4.356%	11/15/31	$1,830,000	$739,776	(c)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.862%	5/15/28	3,220,826	2,968,865	(c)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT C (1 mo. USD LIBOR + 3.800%)	3.906%	7/15/34	2,114,372	1,964,104	(c)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-COR5 XA, IO	1.496%	6/13/52	16,260,274	1,500,830	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	4.356%	12/15/36	5,020,000	4,389,618	(c)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	6.856%	12/15/36	5,020,000	4,179,683	(c)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFL (1 mo. USD LIBOR + 2.500%)	2.606%	1/16/37	2,371,500	2,361,732	(c)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.106%	1/16/37	2,159,000	2,053,851	(c)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	2,530,000	2,432,314	(c)(e)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	1,660,951	1,780,292	(e)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	0.319%	4/25/46	400,501	368,833	(c)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1 (1 mo. USD LIBOR + 0.200%)	0.309%	5/25/47	125,779	148,919	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	509,685	284,157	(c)(e)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.099%	12/12/49	63,314	36,659	(c)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.140%)	0.249%	6/25/36	34,336	11,158	(c)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	0.638%	7/26/45	411,711	410,142	(c)(e)
Mortgage Repurchase Agreement Financing Trust, 2020-5 A2 (1 mo. USD LIBOR + 1.000%)	1.106%	8/10/23	1,210,000	1,218,578	(c)(e)
MRCD Mortgage Trust, 2019-PRKC A	4.250%	12/15/36	2,600,000	2,171,874	(c)(e)

See Notes to Schedule of Investments.

16	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Multifamily CAS Trust, 2019-1 M7 (1 mo. USD LIBOR + 1.700%)	1.809%	10/15/49	$4,364,582	$4,374,395	(c)(e)
Multifamily CAS Trust, 2020-01 CE (1 mo. USD LIBOR + 7.500%)	7.609%	3/25/50	4,500,000	4,719,779	(c)(e)
Multifamily Trust, 2016-1 B	19.233%	4/25/46	1,127,038	1,293,889	(c)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	4,750,000	4,273,620	(c)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	3,150,000	2,663,985	(c)(e)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	779,184	825,767	(c)(e)
NovaStar Mortgage Funding Trust, 2006- MTA1 2A1A (1 mo. USD LIBOR + 0.380%)	0.489%	9/25/46	121,824	118,976	(c)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	2.859%	5/27/23	1,419,686	1,406,145	(c)(e)
Redwood Funding Trust, 2019-1 PT, Step bond	4.213%	9/27/24	8,835,442	8,929,000	(e)
Starwood Retail Property Trust, 2014-STAR C (1 mo. USD LIBOR + 2.750%)	2.856%	11/15/27	2,324,000	465,381	(c)(e)
Starwood Retail Property Trust, 2014-STAR D (1 mo. USD LIBOR + 3.500%)	3.606%	11/15/27	650,000	65,081	(c)(e)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.360%)	0.469%	7/25/46	113,457	100,725	(c)
Structured Asset Securities Corp., 2005-RF3 1A (1 mo. USD LIBOR + 0.350%)	0.459%	6/25/35	196,650	175,929	(c)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.150%, 2.000% floor)	2.254%	11/11/34	2,223,670	2,168,944	(c)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.330%)	3.434%	11/11/34	5,646,259	5,478,170	(c)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.102%)	4.206%	11/11/34	3,602,427	3,279,058	(c)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	1,330,000	66,527	(c)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	1,339,991	46,562	(c)(e)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	3.707%	6/25/33	26,447	26,802	(c)
Wells Fargo Commercial Mortgage Trust, 2019-C51 A4	3.311%	6/15/52	1,370,000	1,470,818

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $306,159,093)				298,904,171

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2021 Quarterly Report	17

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - 10.3%
Asset-Backed Securities Corp. Home Equity Loan Trust, 2007-HE1 A4 (1 mo. USD LIBOR + 0.140%)	0.249%	12/25/36	$1,666,267	$1,628,687	(c)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A C	4.240%	9/22/25	4,200,000	4,513,260	(e)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A C	3.020%	8/20/26	7,700,000	7,931,014	(e)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	1,032,593	1,045,297	(c)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	2,942	2,735	(c)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.660%)	0.769%	7/25/36	182,308	177,235	(c)(e)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	0.246%	7/15/36	24,816	23,695	(c)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.105%	8/9/24	4,875,000	4,818,091	(c)(e)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A	3.114%	8/9/24	2,939,699	2,888,254	(e)(f)(g)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	1,348,634	1,400,841	(c)(e)
CSMC Trust, 2017-RPL1 B1	3.035%	7/25/57	4,076,582	3,110,538	(c)(e)
CSMC Trust, 2017-RPL1 B2	3.035%	7/25/57	4,676,961	3,282,338	(c)(e)
CSMC Trust, 2017-RPL1 B3	3.035%	7/25/57	3,976,476	2,258,475	(c)(e)
CSMC Trust, 2017-RPL1 B4	3.035%	7/25/57	4,341,975	760,627	(c)(e)
Hertz Vehicle Financing II LP, 2015-3A D	5.330%	9/25/21	2,000,000	1,970,167	(e)
Legacy Mortgage Asset Trust, 2019-GS2 A1	3.750%	1/25/59	4,856,094	4,864,322	(e)
Loanpal Solar Loan Ltd., 2021-2GS C	3.500%	3/20/48	700,000	634,991	(e)
Mercury Financial Credit Card Master Trust, 2021-1A C	4.210%	3/20/26	5,000,000	5,016,540	(e)
Navient Private Education Refi Loan Trust, 2020-A B	3.160%	11/15/68	4,510,000	4,570,102	(e)
Navient Private Education Refi Loan Trust, 2020-BA B	2.770%	1/15/69	5,000,000	5,020,008	(e)
New Century Home Equity Loan Trust, 2003-B M2 (1 mo. USD LIBOR + 2.475%)	2.584%	11/25/33	921	924	(c)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	0.379%	5/25/36	277,783	275,773	(c)(e)
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	652,440	695,739
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	2,773,278	(e)(f)

See Notes to Schedule of Investments.

18	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	$2,751	$1,276,795	(e)
SMB Private Education Loan Trust, 2020-A B	3.000%	8/15/45	5,000,000	5,016,827	(e)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	7,000,000	6,996,871	(e)
SoFi Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	600	377,367	(e)
SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	25,000	846,867	(e)
SoFi Professional Loan Program Trust, 2020-A BFX	3.120%	5/15/46	3,200,000	3,280,002	(e)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	0.329%	2/25/36	1,373,997	51,844	(c)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $89,369,668)				77,509,504

			FACE AMOUNT
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%††
U.S. Government Obligations - 0.0%††
U.S. Treasury Notes (Cost - $30,029)	0.375%	4/30/25	30,000	29,630

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $761,948,013)				751,171,810

			SHARES
SHORT-TERM INVESTMENTS - 6.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $46,674,976)	0.010%		46,674,976	46,674,976	(h)

TOTAL INVESTMENTS - 106.2% (Cost - $808,622,989)				797,846,786
Liabilities in Excess of Other Assets - (6.2)%				(46,654,397)

TOTAL NET ASSETS - 100.0%				$751,192,389

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2021 Quarterly Report	19

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

††	Represents less than 0.1%.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2021, the Fund held TBA securities with a total cost of $57,747,585.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2021, the total market value of investments in Affiliated Companies was $46,674,976 and the cost was $46,674,976 (Note 2).

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar
UST	— United States Treasury

At March 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	757	12/23	$187,377,179	$186,969,538	$(407,641)
U.S. Treasury Ultra Long- Term Bonds	259	6/21	49,918,467	46,935,656	(2,982,811)

					(3,390,452)

See Notes to Schedule of Investments.

20	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day Eurodollar	488	12/21	$121,728,127	$121,676,700	$51,427
U.S. Treasury 2-Year Notes	488	6/21	107,828,093	107,714,562	113,531
U.S. Treasury 5-Year Notes	8	6/21	996,299	987,188	9,111
U.S. Treasury 10-Year Notes	94	6/21	12,633,369	12,308,125	325,244
U.S. Treasury Long-Term Bonds	88	6/21	14,160,684	13,604,250	556,434
U.S. Treasury Ultra 10-Year Notes	160	6/21	23,925,151	22,990,000	935,151

					1,990,898

Net unrealized depreciation on open futures contracts					$(1,399,554)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2021 Quarterly Report	21

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Total Return Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

22

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

23

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$374,728,505	—	$374,728,505
Collateralized Mortgage Obligations	—	291,475,920	$7,428,251	298,904,171
Asset-Backed Securities	—	71,847,972	5,661,532	77,509,504
U.S. Government & Agency Obligations	—	29,630	—	29,630

Total Long-Term Investments	—	738,082,027	13,089,783	751,171,810

Short-Term Investments†	$46,674,976	—	—	46,674,976

Total Investments	$46,674,976	$738,082,027	$13,089,783	$797,846,786

Other Financial Instruments:
Futures Contracts	$1,990,898	—	—	$1,990,898

Total	$48,665,874	$738,082,027	$13,089,783	$799,837,684

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$3,390,452	—	—	$3,390,452

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2020	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Mortgage-Backed Securities	$1,832,680	—	—	—	—
Collateralized Mortgage Obligations	8,093,995	$12,292	—	$(678,036)	—
Asset-Backed Securities	5,636,885	—	—	39,723	—

Total	$15,563,560	$12,292	—	$(638,313)	—

24

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of March 31, 2021	Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2021[1]
Mortgage-Backed Securities	—	—	$(1,832,680)	—	—
Collateralized Mortgage Obligations	—	—	—	$7,428,251	$(678,036)
Asset-Backed Securities	$(15,076)	—	—	5,661,532	39,723

Total	$(15,076)	—	$(1,832,680)	$13,089,783	$(638,313)

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2021. The following transactions were effected in such company for the period ended March 31, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$72,821,421	$42,848,794	42,848,794	$68,995,239	68,995,239	—	$1,498	—	$46,674,976

25